Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees
	2014	2015	2016	2017	2018	Thereafter	Total
	(Dollars in thousands)
Fixed base fee payments(1)	$2,029	$2,029	$2,029	$2,029	$2,029	$10,479	$20,624
Fixed administrative agency fee payments due by B&B Air Funding(1)	845	845	845	845	845	4,368	8,593
Fixed administrative agency fee payments due by Fly Acquisition II	168	168	168	109	48	236	897
Fixed administrative services fee due by Fly Peridot	418	333	299	240	158	91	1,539
Fixed administrative agency fee payments due by other subsidiaries	708	632	566	436	326	1,080	3,748
Fixed payments for Management Expenses(1)(2)	10,713	10,713	10,713	10,713	10,713	40,498	94,063
Total	$14,881	$14,720	$14,620	$14,372	$14,119	$56,752	$129,464

(1)Amounts in the table assume Consumer Price Index (“CPI”) rates in effect as of December 31, 2014 remain constant in future periods.

(2)The initial term of the Management Agreement is for ten years from December 28, 2012, with an automatic five year renewal period. The agreement provides for an early termination fee of  $8.4 million, subject to an annual CPI adjustment. The table assumes termination of the agreement after the initial ten year term and payment of the applicable termination fee.